INTANGIBLE ASSETS - CUSTOMER BASE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 104,886	$ 106,643	$ 106,643
Customer base | BRAZIL [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	96,628
Customer base | SPAIN [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	49,994
Customer base | MEXICO [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	46,280
Customer base | PERU [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	13,226
Customer base | COLOMBIA [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,536
Customer base | CHILE [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	7,315
Customer base | ARGENTINA [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 9,992